Accounts Receivable - Aging Analysis of Accounts Receivable, Net of Allowance for Impairment Loss of Doubtful Accounts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 24,153	¥ 19,045
Within 1 month or on demand [member]
Disclosure of financial assets [line items]
Accounts receivable, net	13,711	10,974
31-60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,002	2,726
61-90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	1,798	1,540
Over 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 5,642	¥ 3,805